Item 1. Schedule of Investments:
--------------------------------

Putnam Municipal Opportunities Trust

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]



Putnam Municipal Opportunities Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio (unaudited)
July 31, 2004

KEY TO ABBREVIATIONS

  AMBAC -- AMBAC Indemnity Corporation
  COP -- Certificate of Participation
  FGIC -- Financial Guaranty Insurance Company
  FNMA Coll. -- Federal National Mortgage Association Collateralized
  FSA -- Financial Security Assurance
  GNMA Coll. -- Government National Mortgage Association Collateralized
  G.O. Bonds -- General Obligation Bonds
  IFB -- Inverse Floating Rate Bonds
  IF COP -- Inverse Floating Rate Certificate of Participation
  MBIA -- MBIA Insurance Company
  PSFG -- Permanent School Fund Guaranteed
  U.S. Govt. Coll. -- U.S. Government Collateralized
  VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (100.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
Alabama (2.9%)
-----------------------------------------------------------------------------------------------------------
                 Jefferson Cnty., Swr. Rev. Bonds
     $7,000,000  Ser. D, FGIC, 5 3/4s, 2/1/27                                     Aaa            $7,665,000
        325,000  Ser. A, FGIC, 5s, 2/1/41                                         Aaa               358,719
      1,175,000  Ser. A, FGIC, U.S. Govt. Coll., 5s,
                 2/1/41                                                           Aaa             1,286,625
                                                                                              -------------
                                                                                                  9,310,344
Arizona (1.1%)
-----------------------------------------------------------------------------------------------------------
        750,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev.
                 Bonds (John C. Lincoln Hlth. Network), 6
                 3/8s, 12/1/37                                                    BBB               766,875
        950,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 5/8s, 12/1/29                                                    B-/P              984,438
        485,000  Cochise Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Sierra Vista Cmnty. Hosp.), Ser.
                 A, 6 3/4s, 12/1/26                                               BB+/P             488,031
      1,300,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                 (Westminster Village), 7 7/8s, 6/1/09                            AAA/P           1,393,106
                                                                                              -------------
                                                                                                  3,632,450
Arkansas (1.2%)
-----------------------------------------------------------------------------------------------------------
      2,815,000  AR Dev. Fin. Auth. Rev. Bonds, Ser. D,
                 GNMA/FNMA Coll., 3s, 1/1/24                                      AAA             2,839,631
      1,000,000  Northwest Regl. Arpt. Auth. Rev. Bonds,
                 7 5/8s, 2/1/27                                                   BB/P            1,077,500
                                                                                              -------------
                                                                                                  3,917,131
California (12.1%)
-----------------------------------------------------------------------------------------------------------
                 CA State G.O. Bonds
        500,000  5 1/8s, 4/1/23                                                   A3                510,625
        750,000  5.1s, 2/1/34                                                     A3                739,688
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A
      2,000,000  6s, 5/1/15                                                       A2              2,247,500
      2,000,000  AMBAC, 5 1/2s, 5/1/16                                            Aaa             2,207,500
                 CA State Econ. Recvy. G.O. Bonds, Ser. A
        500,000  FGIC, 5 1/4s, 7/1/14                                             Aaa               555,625
      1,000,000  5s, 7/1/16                                                       Aa3             1,046,250
      1,750,000  CA Statewide Cmnty. Dev. Auth. COP (The
                 Internext Group), 5 3/8s, 4/1/30                                 BBB-            1,634,063
      4,000,000  Chula Vista COP, MBIA, 5s, 8/1/32                                Aaa             3,990,000
      1,475,000  Gilroy, Rev. Bonds (Bonfante Gardens
                 Park), 8s, 11/1/25                                               D/P             1,041,719
      3,000,000  Metropolitan Wtr. Dist. IFB (Southern CA
                 Waterworks), 10.171s, 8/10/18                                    Aa2             3,982,500
      2,000,000  Sacramento, City Unified School Dist.
                 G.O. Bonds (Election 1999), Ser. D, FSA,
                 5s, 7/1/28                                                       Aaa             2,000,000
      5,000,000  San Bernardino Cnty., COP (Med. Ctr.
                 Fin.), Ser. A, MBIA, 6 1/2s, 8/1/17                              Aaa             6,156,250
                 San Diego Cnty., IF COP, AMBAC
      3,000,000  9.87s, 9/1/12                                                    Aaa             3,798,750
      3,000,000  9.62s, 9/1/07                                                    Aaa             3,592,500
      2,500,000  San Jose, Redev. Agcy. Tax Alloc. Bonds
                 (Merged Area Redev. Project), MBIA, 5s,
                 8/1/32                                                           Aaa             2,493,750
      3,000,000  Santa Rosa, Waste Wtr. Rev. Bonds, Ser.
                 B, AMBAC, zero %, 9/1/23                                         AAA             1,091,250
        790,000  Sunnyvale, Cmnty. Fac. Dist. Special Tax
                 Rev. Bonds, 7.65s, 8/1/21                                        BB-/P             793,950
      1,300,000  Vallejo, COP (Marine World Foundation),
                 7.2s, 2/1/26                                                     BBB-/P          1,303,250
                                                                                              -------------
                                                                                                 39,185,170
Colorado (3.7%)
-----------------------------------------------------------------------------------------------------------
      7,700,000  CO Pub. Hwy. Auth. Rev. Bonds, MBIA,
                 zero %, 9/1/33                                                   Aaa             1,501,500
     10,000,000  Denver, City & Cnty. Arpt. Rev. Bonds,
                 Ser. A, MBIA, 5.7s, 11/15/25                                     Aaa            10,650,000
                                                                                              -------------
                                                                                                 12,151,500
Connecticut (1.5%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  CT State Hlth. & Edl. Fac. Auth. VRDN
                 (Yale U.), Ser. U2, 0.96s, 7/1/33                                VMIG1           5,000,000

District of Columbia (6.0%)
-----------------------------------------------------------------------------------------------------------
     12,450,000  DC G.O. Bonds, Ser. A, 6s, 6/1/26                                A2             13,975,125
      5,550,000  DC Wtr. & Swr. Auth. Pub. Util. Rev.
                 Bonds, 5s, 10/1/28                                               Aaa             5,501,438
                                                                                              -------------
                                                                                                 19,476,563
Florida (1.9%)
-----------------------------------------------------------------------------------------------------------
      1,750,000  Escambia Cnty., Poll. Control Rev. Bonds
                 (Champion Intl. Corp.), 6.9s, 8/1/22                             Baa2            1,793,750
      1,000,000  Lee Cnty., Indl. Dev. Auth. Rev. Bonds
                 (Alliance Cmnty. Project), Ser. C, 5
                 1/2s, 11/15/29                                                   BBB-              937,500
        600,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), Ser. A,
                 6.8s, 11/15/31                                                   BB                613,500
      2,700,000  Palm Coast, Util. Syst. Rev. Bonds,
                 MBIA, 5s, 10/1/33                                                Aaa             2,696,625
                                                                                              -------------
                                                                                                  6,041,375
Georgia (2.7%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC,
                 5 5/8s, 1/1/30                                                   Aaa             3,097,500
      1,500,000  Burke Cnty., Poll. Control Dev. Auth.
                 Mandatory Put Bonds (GA Power Co.),
                 4.45s, 12/1/08                                                   A2              1,563,750
      1,400,000  Effingham Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Pacific Corp.), 6 1/2s, 6/1/31                            Ba3             1,422,750
      1,215,000  Rockdale Cnty., Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (Visay Paper, Inc.),
                 7.4s, 1/1/16                                                     BB+/P           1,254,901
      1,500,000  Savannah, Econ. Dev. Auth. Poll. Control
                 Rev. Bonds (Intl. Paper Co.), Ser. A,
                 5.1s, 8/1/14                                                     Baa2            1,546,875
                                                                                              -------------
                                                                                                  8,885,776
Hawaii (0.4%)
-----------------------------------------------------------------------------------------------------------
      1,225,000  HI State Hsg. Fin. &  Dev. Corp. Rev.
                 Bonds, Ser. A, FNMA Coll., 5 3/4s,
                 7/1/30                                                           Aaa             1,251,031

Illinois (3.9%)
-----------------------------------------------------------------------------------------------------------
      6,520,000  IL Hsg. Dev. Auth. Multi-Fam. Hsg. Rev.
                 Bonds, Ser. 91-A, 8 1/4s, 7/1/16                                 A1              6,646,358
      1,950,000  IL State G.O. Bonds, MBIA, 5 1/2s,
                 8/1/17                                                           AAA             2,198,625
      3,000,000  Metropolitan Pier & Exposition Auth.
                 Rev. Bonds (McCormick Place Convention),
                 7s, 7/1/26                                                       Aaa             3,840,000
                                                                                              -------------
                                                                                                 12,684,983
Indiana (3.0%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Fairfield, School Bldg. Corp. Ind. Rev.
                 Bonds, FGIC, 5s, 7/15/24                                         AAA             3,041,250
      3,000,000  IN State Dev. Fin. Auth. Env. Impt. Rev.
                 Bonds (USX Corp.), 5.6s, 12/1/32                                 Baa1            3,000,000
      2,500,000  Indianapolis, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 5.1s, 1/15/17                           Baa2            2,531,250
      1,300,000  Rockport, Poll. Control Mandatory Put
                 Bonds (Indiana Michigan Pwr. Co.), Ser.
                 C, 2 5/8s, 10/1/06                                               Baa2            1,288,625
                                                                                              -------------
                                                                                                  9,861,125
Iowa (0.4%)
-----------------------------------------------------------------------------------------------------------
        985,000  IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                 (Care Initiatives), 9 1/4s, 7/1/25                               BBB-/P          1,154,913

Louisiana (1.0%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  LA Local Govt. Env. Fac. Cmnty. Dev.
                 Auth. Rev. Bonds (St. James Place), Ser.
                 A, 8s, 11/1/19                                                   B-/P            1,305,000
      2,000,000  Port of New Orleans, Indl. Dev. Rev.
                 Bonds (Continental Grain Co.), 7 1/2s,
                 7/1/13                                                           BB-             2,044,680
                                                                                              -------------
                                                                                                  3,349,680
Maine (0.2%)
-----------------------------------------------------------------------------------------------------------
        600,000  Rumford, Solid Waste Disp. Rev. Bonds
                 (Boise Cascade Corp.), 6 7/8s, 10/1/26                           Ba2               612,750

Massachusetts (4.6%)
-----------------------------------------------------------------------------------------------------------
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      2,515,000  (Rehab. Hosp. Cape & Islands), Ser. A,
                 U.S. Govt. Coll., 7 7/8s, 8/15/24                                AAA/P           2,570,305
      1,875,000  (UMass Memorial), Ser. C, 6 1/2s, 7/1/21                         Baa2            1,938,281
      1,300,000  (Berkshire Hlth. Syst.), Ser. E, 6 1/4s,
                 10/1/31                                                          BBB+            1,322,750
      1,800,000  (Hlth. Care Syst. Covenant Hlth.), Ser.
                 E, 6s, 7/1/31                                                    A-              1,845,000
      3,685,000  MA State Hsg. Fin. Agcy. Rev. Bonds,
                 Ser. 53, MBIA, 6.15s, 12/1/29                                    Aaa             3,777,125
      1,000,000  MA State Indl. Fin. Agcy. Rev. Bonds
                 (1st Mtge. Brookhaven), Ser. A, 7s,
                 1/1/15                                                           BBB/P           1,023,750
      1,000,000  MA State Wtr. Resource Auth. Rev. Bonds,
                 Ser. J, FSA, 5 1/2s, 8/1/20                                      Aaa             1,128,750
      1,200,000  MA State Wtr. Resource Auth. VRDN
                 (Multi-Modal), Ser. C, 1.12s, 8/1/20                             VMIG1           1,200,000
                                                                                              -------------
                                                                                                 14,805,961
Michigan (2.7%)
-----------------------------------------------------------------------------------------------------------
      4,500,000  Detroit, G.O. Bonds, Ser. A, FGIC, 5s,
                 7/1/30                                                           Aaa             4,466,250
        500,000  MI Higher Ed. Fac. Auth. Rev. Bonds
                 (Kalamazoo College), 5 1/2s, 12/1/18                             A1                530,625
      1,000,000  MI State Hosp. Fin. Auth. Rev. Bonds
                 (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32                          A2              1,013,750
      1,650,000  MI State Strategic Fund, Ltd. Rev. Bonds
                 (Worthington Armstrong Venture), U.S.
                 Govt. Coll., 5 3/4s, 10/1/22                                     AAA/P           1,808,813
      1,000,000  Midland Cnty., Econ. Dev. Corp. Rev.
                 Bonds, 6 3/4s, 7/23/09                                           Ba3             1,037,500
                                                                                              -------------
                                                                                                  8,856,938
Mississippi (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,350,000  Clairborne Cnty., Poll. Control Rev.
                 Bonds (Syst. Energy Resources, Inc.),
                 7.3s, 5/1/25                                                     BBB             1,357,628
                 Mississippi Bus. Fin. Corp. Poll.
                 Control Rev. Bonds (Syst. Energy
                 Resources, Inc.)
      1,000,000  5.9s, 5/1/22                                                     BBB             1,007,500
      1,580,000  5 7/8s, 4/1/22                                                   BBB             1,587,900
                                                                                              -------------
                                                                                                  3,953,028
Missouri (1.9%)
-----------------------------------------------------------------------------------------------------------
      1,750,000  Cape Girardeau Cnty., Indl. Dev. Auth.
                 Hlth. Care Fac. Rev. Bonds (St. Francis
                 Med. Ctr.), Ser. A, 5 1/2s, 6/1/16                               A               1,824,375
      2,500,000  MO State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Washington U.), Ser. A, 5s,
                 2/15/33                                                          Aa1             2,503,125
      2,000,000  MO State Hlth. & Edl. Fac. Auth. VRDN
                 (Christian Brothers), Ser. A, 1.15s,
                 10/1/32                                                          A-1+            2,000,000
                                                                                              -------------
                                                                                                  6,327,500
Montana (0.4%)
-----------------------------------------------------------------------------------------------------------
      1,075,000  Forsyth, Poll. Control Mandatory Put
                 Bonds (Avista Corp.), AMBAC, 5s,
                 12/30/08                                                         Aaa             1,143,531

Nevada (3.7%)
-----------------------------------------------------------------------------------------------------------
      3,505,000  Clark Cnty., G.O. Bonds (Pk. & Regl.
                 Justice Ctr.), FGIC, 5 5/8s, 11/1/19                             Aaa             3,829,213
      5,000,000  Clark Cnty., Arpt. Rev. Bonds, Ser. A-2,
                 FGIC, 5 1/8s, 7/1/26                                             Aaa             5,043,750
      3,000,000  Clark Cnty., Indl. Dev. Rev. Bonds
                 (Southwest Gas Corp.), Ser. A, 6 1/2s,
                 12/1/33                                                          Baa2            3,022,500
                                                                                              -------------
                                                                                                 11,895,463
New Hampshire (1.1%)
-----------------------------------------------------------------------------------------------------------
                 NH Higher Ed. & Hlth. Fac. Auth. Rev.
                 Bonds
      1,450,000  (Riverwoods at Exeter), Ser. A, 6 1/2s,
                 3/1/23                                                           BB/P            1,442,750
      1,250,000  (NH College), 6 3/8s, 1/1/27                                     BBB-            1,285,938
        950,000  NH State Bus. Fin. Auth. Poll. Control
                 Rev. Bonds, 3 1/2s, 7/1/27                                       Baa1              941,688
                                                                                              -------------
                                                                                                  3,670,376
New Jersey (5.4%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Newark, Hsg. Auth. Rev. Bonds (Port
                 Auth. Newark Marine Terminal), MBIA, 5
                 1/4s, 1/1/20                                                     AAA             1,061,250
      1,000,000  NJ Econ. Dev. Auth. Special Fac. Rev.
                 Bonds (Continental Airlines, Inc.), 6
                 1/4s, 9/15/29                                                    B                 731,250
        500,000  NJ State Ed. Fac. Auth. Rev. Bonds
                 (Stevens Inst. of Tech.), Ser. C, 5
                 1/8s, 7/1/22                                                     BBB+              505,000
      1,840,000  NJ State Edl. Fac. Auth. Rev. Bonds
                 (Rowan U.), Ser. C, MBIA, 5s, 7/1/23                             Aaa             1,888,300
      1,400,000  NJ State Edl. Fac. Auth. VRDN (Princeton
                 U.), Ser. B, MBIA, 1.1s, 7/1/21                                  VMIG1           1,400,000
     10,000,000  Salem Cnty., Indl. Poll Ctrl. Fin. Auth.
                 Rev. Bonds, 11.858s, 10/1/29 (acquired
                 10/28/94, cost $9,750,000) (RES)                                 Aaa            10,928,800
      1,150,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 3/4s, 6/1/39                                            BBB             1,033,563
                                                                                              -------------
                                                                                                 17,548,163
New Mexico (0.2%)
-----------------------------------------------------------------------------------------------------------
        820,000  Farmington, Poll. Control Mandatory Put
                 Bonds (Pub. Svc. San Juan), Class B,
                 2.1s, 4/1/06                                                     Baa2              808,725

New York (4.6%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Buffalo, G.O. Bonds, Ser. D, FGIC, 5
                 1/2s, 12/15/13                                                   Aaa             1,117,500
      3,000,000  NY City, G.O. Bonds, Ser. C, 5 1/4s,
                 8/1/11                                                           A2              3,258,750
      1,000,000  NY City, City Transitional Fin. Auth.
                 Rev. Bonds, AMBAC, 5 1/4s, 8/1/15                                Aaa             1,085,000
      2,100,000  NY City, Indl. Dev. Agcy. Special Arpt.
                 Fac. Rev. Bonds (Airis JFK I LLC), Ser.
                 A, 5 1/2s, 7/1/28                                                Baa3            2,023,875
        700,000  NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds (British Airways), 5 1/4s,
                 12/1/32                                                          BB+               495,250
      1,500,000  NY Cntys., Tobacco Trust III Rev. Bonds,
                 6s, 6/1/43                                                       BBB             1,331,250
      2,000,000  NY State Dorm. Auth. Rev. Bonds, Ser. A,
                 5 1/2s, 3/15/13                                                  AA              2,230,000
        800,000  Onondaga Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Solvay Paperboard, LLC), 7s,
                 11/1/30 (acquired 6/30/04, cost
                 $830,184) (RES)                                                  BB-/P             835,000
      2,500,000  Triborough Bridge & Tunnel Auth. Rev.
                 Bonds, Ser. A, 5s, 1/1/32                                        Aa3             2,475,000
                                                                                              -------------
                                                                                                 14,851,625
North Carolina (2.0%)
-----------------------------------------------------------------------------------------------------------
                 NC Eastern Muni. Pwr. Agcy. Syst. Rev.
                 Bonds
      2,000,000  Ser. B, MBIA, 6s, 1/1/22                                         Aaa             2,357,500
      2,000,000  AMBAC, 6s, 1/1/18                                                Aaa             2,360,000
      1,500,000  NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.), Ser. B, 6 1/2s,
                 1/1/20                                                           Baa1            1,657,500
                                                                                              -------------
                                                                                                  6,375,000
Ohio (2.9%)
-----------------------------------------------------------------------------------------------------------
      5,700,000  Cleveland, Muni. School Dist. G.O.
                 Bonds, FSA, 5s, 12/1/27                                          Aaa             5,714,250
      1,000,000  Montgomery Cnty., Hosp. Rev. Bonds
                 (Kettering Med. Ctr.), 6 3/4s, 4/1/22                            A3              1,071,250
        500,000  OH State Wtr. Dev. Auth. Poll. Control
                 Fac. Mandatory Put Bonds (OH Edison
                 Co.), Ser. A, 2 1/4s, 6/1/05                                     Baa1              497,805
      2,165,000  Rickenbacker, Port Auth. Rev. Bonds
                 (OASBO Expanded Asset Pooled), Ser. A, 5
                 3/8s, 1/1/32                                                     A2              2,159,588
                                                                                              -------------
                                                                                                  9,442,893
Oklahoma (0.3%)
-----------------------------------------------------------------------------------------------------------
        950,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest
                 Hlth. Care), Ser. A, 5 5/8s, 8/15/29                             B1                961,875

Pennsylvania (7.6%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Allegheny Cnty., Hosp. Dev. Auth. Rev.
                 Bonds (Pittsburgh Mercy Hlth. Syst. ),
                 AMBAC, 5 5/8s, 8/15/26                                           Aaa             5,268,750
      1,350,000  Beaver Cnty., Indl. Dev. Auth. Poll.
                 Control Mandatory Put Bonds (Cleveland
                 Elec.), 1.08s, 10/1/08                                           Baa2            1,334,812
        890,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-              960,086
        750,000  Delaware Cnty., Indl. Dev. Auth.
                 Resource Recvy. Rev. Bonds, Ser. A,
                 6.1s, 7/1/13                                                     BBB               790,312
      4,000,000  Hempfield, Area School Dist. G.O. Bonds
                 (Westmoreland Cnty.), Ser. A, FGIC, 5
                 1/4s, 3/15/21                                                    AAA             4,265,000
      1,500,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds
                 (Gen. Hosp.), 5 1/2s, 3/15/26                                    A-              1,498,125
      1,000,000  Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds (Lehigh Valley Hosp. Hlth.
                 Network), Ser. A, 5 1/4s, 7/1/32                                 A2                966,250
        100,000  PA Econ. Dev. Fin. Auth. Resource Recvy.
                 Rev. Bonds (Colver), Ser. D, 7.15s,
                 12/1/18                                                          BBB-              103,485
      3,000,000  PA Econ. Dev. Fin. Auth. Wastewtr.
                 Treatment Rev. Bonds (Sun Co., Inc.),
                 Ser. A, 7.6s, 12/1/24                                            Baa2            3,108,000
      3,000,000  PA State Econ. Dev. Fin. Auth. Resource
                 Recvy. Rev. Bonds (Colver Proj.), Ser.
                 E, 8.05s, 12/1/15                                                BBB-/P          3,095,340
      1,700,000  Philadelphia, Indl. Dev. Auth. VRDN (Fox
                 Chase Cancer Ctr.), 1.1s, 7/1/10                                 VMIG1           1,700,000
      1,450,000  Sayre, Hlth. Care Fac. Auth. Rev. Bonds
                 (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31                         A-              1,488,062
                                                                                              -------------
                                                                                                 24,578,222
Rhode Island (0.1%)
-----------------------------------------------------------------------------------------------------------
        200,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, Ser. A, 6 1/4s, 6/1/42                                    BBB               164,750

South Carolina (1.7%)
-----------------------------------------------------------------------------------------------------------
        750,000  Lexington Cnty. Hlth. Svcs. Dist. Inc.
                 Hosp. Rev. Bonds, 5 1/2s, 5/1/37                                 A2                744,375
      1,250,000  SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                 Bonds (Palmetto Hlth. Alliance), Ser. C,
                 6s, 8/1/20                                                       Baa2            1,281,250
      3,000,000  SC Tobacco Settlement Rev. Mgt. Rev.
                 Bonds, Ser. B, 6 3/8s, 5/15/30                                   BBB             2,561,250
      1,000,000  Spartanburg Cnty., Solid Waste Disp.
                 Rev. Bonds (BMW Project), 7.55s, 11/1/24                         A1              1,035,370
                                                                                              -------------
                                                                                                  5,622,245
South Dakota (0.1%)
-----------------------------------------------------------------------------------------------------------
        450,000  SD Edl. Enhancement Funding Corp. Rev.
                 Bonds, Ser. B, 6 1/2s, 6/1/32                                    BBB               390,938

Tennessee (1.0%)
-----------------------------------------------------------------------------------------------------------
      2,750,000  Johnson City, Hlth. & Edl. Fac. Board
                 Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/33                                   BBB+            3,186,562

Texas (8.9%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Alliance, Arpt. Auth. Rev. Bonds
                 (American Airlines, Inc.), 7 1/2s,
                 12/1/29                                                          Caa2            1,400,000
     12,000,000  Bexar Cnty., Hlth. Fac. Dev. Corp. Rev.
                 Bonds (St. Luke's Hlth. Syst.), FSA,
                 6.1s, 11/15/23                                                   Aaa            12,750,000
      1,000,000  Comal Cnty. Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Hlth. Care Syst. - McKenna
                 Memorial Project), Ser. A, 6 1/4s,
                 2/1/32                                                           Baa2            1,003,750
      2,345,000  El Paso, Indpt. School Dist. G.O. Bonds,
                 Ser. A, PSFG, 5 1/4s, 8/15/21                                    AAA             2,488,630
        750,000  Gateway, Pub. Fac. Corp. Rev. Bonds
                 (Stonegate Villas Apt.), FNMA Coll.,
                 4.55s, 7/1/34                                                    Aaa               765,937
        610,000  Harris Cnty., Hlth. Fac. Dev. Corp.
                 Hosp. Rev. Bonds (Memorial Hermann Hlth.
                 Care Syst.), Class A, 5 1/4s, 12/1/18                            A2                629,825
      2,000,000  Hays, Cons. Indpt. School Dist. G.O.
                 Bonds, PSFG, 5 1/2s, 8/15/10                                     Aaa             2,235,000
      3,000,000  Lower Neches Valley Indl. Dev. Swr.
                 Auth. Rev. Bonds (Mobil Oil Refining
                 Corp.), 6.4s, 3/1/30                                             Aaa             3,089,490
        600,000  North Central TX Hlth. Fac. Dev. Corp.
                 VRDN (Hosp. Presbyterian Med. Ctr.),
                 Ser. D, MBIA, 1.08s, 12/1/15                                     VMIG1             600,000
      2,000,000  San Antonio Wtr. Rev. Bonds, Ser. A,
                 FSA, 5s, 5/15/32                                                 Aaa             1,982,500
      2,000,000  Tomball, Hosp. Auth. Rev. Bonds (Tomball
                 Regl. Hosp.), 6s, 7/1/29                                         Baa3            1,990,000
                                                                                              -------------
                                                                                                 28,935,132
Utah (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Salt Lake City, Hosp. IFB (IHC Hosp.
                 Inc.), AMBAC, 11.847s, 5/15/20 (acquired
                 6/06/97, cost $1,168,906) (RES)                                  Aaa             1,006,250

Virginia (1.3%)
-----------------------------------------------------------------------------------------------------------
        500,000  Fredericksburg, Indl. Dev. Auth. Rev.
                 Bonds (Medicorp Hlth. Syst.), Ser. B, 5
                 1/8s, 6/15/33                                                    A3                495,625
      1,000,000  Henrico Cnty. Econ. Dev. Auth. Rev.
                 Bonds (United Methodist), Ser. A, 6.7s,
                 6/1/27                                                           BB+/P           1,015,000
      2,500,000  VA College Bldg. Auth. Rev. Bonds
                 (Washington and Lee U.), MBIA, 5 1/4s,
                 1/1/26                                                           AAA             2,656,250
                                                                                              -------------
                                                                                                  4,166,875
Washington (3.6%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Chelan Cnty. Dev. Corp. Rev. Bonds
                 (Alcoa), 5.85s, 12/1/31                                          A2              4,115,000
      2,250,000  King Cnty., G.O. Bonds, Ser. C, 6 1/4s,
                 1/1/32                                                           Aa1             2,475,000
      1,265,000  Tobacco Settlement Auth. of WA Rev.
                 Bonds, 6 1/2s, 6/1/26                                            BBB             1,184,356
      4,000,000  WA State G.O. Bonds (Motor Vehicle
                 Fuel), Ser. B, MBIA, 5s, 7/1/24                                  Aaa             4,055,000
                                                                                              -------------
                                                                                                 11,829,356
West Virginia (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,300,000  Princeton, Hosp. Rev. Bonds (Cmnty.
                 Hosp. Assn., Inc.), 6.1s, 5/1/29                                 B2                940,875

Wisconsin (2.2%)
-----------------------------------------------------------------------------------------------------------
                 Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds
      2,600,000  7s, 6/1/28                                                       BBB             2,476,500
      2,500,000  6 3/8s, 6/1/32                                                   BBB             2,125,000
      2,400,000  WI State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Wheaton Franciscan), 5 3/4s,
                 8/15/30                                                          A2              2,469,000
                                                                                              -------------
                                                                                                  7,070,500
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $316,954,828)                          $325,047,574
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $316,954,828)(b)                                      $325,047,574
-----------------------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on portfolio market value of $325,047,574.

  (b) The aggregate identified cost on a tax basis is $317,011,494 resulting in gross unrealized appreciation and depreciation of $12,989,842 and $4,953,762, respectively, or net unrealized appreciation of $8,036,080.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2004. Securities rated by Putnam are indicated by "/P".

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2004 was $12,770,050 or 3.9% of portfolio market value.

      The rates shown on VRDN and mandatory put bonds are the current interest rates at July 31, 2004.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at July 31, 2004.

      The fund had the following industry group concentrations greater than 10% at July 31, 2004 (as a percentage of portfolio market value):

      Healthcare                   16.8%
      Utilities                    14.7
      Education                    10.6

      The fund had the following insurance concentrations greater than 10% at July 31, 2004 (as a percentage of portfolio market value):

      MBIA                         14.6%
      FGIC                         10.7

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments including restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004